Offerings	Sep. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 99,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,156.90
Offering Note	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement. There is being registered hereunder an indeterminate number of shares of common stock as may be sold, from time to time; however, in no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $100,000,000.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153.10
Offering Note	The Registrant previously paid $153.10 in connection with the filing of the Registrant’s Registration Statement on Form N-2 (File No. 333-288772) with the Securities and Exchange Commission on July 18, 2025.